Pension and Postretirement Benefits (Pension and Postretirement Benefit Plans' Obligations and Assets) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at December 31			$ 371.7
Noncurrent liabilities	(95.9)		(95.9)	(51.6)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	443.8	370.5	370.5	395.6
Service cost	1.8	1.5	5.9	7.2	6.2
Interest cost	4.3	4.4	17.5	15.6	17.3
Plan amendments			6.8
Actuarial (gain) / loss			67.3	(26.5)
Benefits paid			(24.2)	(21.4)
Benefit obligation at December 31			443.8	370.5	395.6
Fair value of plan assets at January 1	371.7	349.1	349.1	361.4
Actual return / (loss) on plan assets			46.4	8.7
Contributions to plan assets			0.4	0.4
Fair value of plan assets at December 31			371.7	349.1	361.4
Funded Status of Plan			(72.1)	(21.4)
Current liabilities			(0.4)	(0.4)
Noncurrent liabilities			(71.7)	(21.0)
Net asset / (liability) at December 31			(72.1)	(21.4)
Prior service cost / (credit)			14.1	8.8
Net actuarial loss / (gain)			103.4	63.0
Accumulated other comprehensive income, regulatory assets and regulatory liabilities, pre-tax			117.5	71.8
Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	19.6	19.7	19.7	22.4
Service cost		0.1	0.2	0.2	0.1
Interest cost	0.2	0.2	0.8	0.8	0.9
Actuarial (gain) / loss			0.2	(2.2)
Benefits paid			(1.3)	(1.5)
Benefit obligation at December 31			19.6	19.7	22.4
Fair value of plan assets at January 1	3.3	3.7	3.7	4.2
Contributions to plan assets			0.9	1.0
Fair value of plan assets at December 31			3.3	3.7	4.2
Funded Status of Plan			(16.3)	(16.0)
Current liabilities			(0.5)	(0.5)
Noncurrent liabilities			(15.8)	(15.5)
Net asset / (liability) at December 31			(16.3)	(16.0)
Prior service cost / (credit)			0.4	0.5
Net actuarial loss / (gain)			(5.0)	(6.0)
Accumulated other comprehensive income, regulatory assets and regulatory liabilities, pre-tax			(4.6)	(5.5)
Regulatory Asset [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income, regulatory assets and regulatory liabilities, pre-tax			99.0	76.3
Regulatory Asset [Member] | Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income, regulatory assets and regulatory liabilities, pre-tax			0.4	0.4
Regulatory Liability [Member] | Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income, regulatory assets and regulatory liabilities, pre-tax			(4.8)	(5.6)
Accumulated Other Comprehensive Income/(Loss) [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income, regulatory assets and regulatory liabilities, pre-tax			18.5	(4.5)
Accumulated Other Comprehensive Income/(Loss) [Member] | Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income, regulatory assets and regulatory liabilities, pre-tax			$ (0.2)	$ (0.3)